other comprehensive income	12 Months Ended
Dec. 31, 2025
other comprehensive income
other comprehensive income

11other comprehensive income

			Year ended December 31, 2024				Year ended December 31, 2025
		Accumulated
		balance,				Accumulated				Accumulated
		beginning of	Amount	Income		balance, end	Amount	Income		balance, end
(millions)	Note	period	arising	taxes	Net	of period	arising	taxes	Net	of period
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	4(i)	—	—	—	—	—	—	—	—	—
Derivatives used to manage currency risk
Unrealized gains (losses) arising		—	$355	$32	—	—	$(199)	$(4)	—	—
Realized (gains) losses reclassified to net income		—	(501)	(76)	—	—	283	42	—	—
		$(158)	(146)	(44)	$(102)	$(260)	84	38	$46	$(214)
Derivatives used to manage other market risks	2(a)
Unrealized gains (losses) arising		—	6	2	—	—	10	3	—	—
Realized (gains) losses reclassified to net income		—	(4)	(1)	—	—	(3)	(1)	—	—
		(2)	2	1	1	(1)	7	2	5	4
Total		(160)	(144)	(43)	(101)	(261)	91	40	51	(210)
Cumulative foreign currency translation adjustment		36	133	—	133	169	(19)	—	(19)	150
Item never reclassified to income
Change in measurement of investment financial assets		—	—	—	—	—	—	—	—	—
Unrealized gains (losses) arising		—	(14)	(2)	—	—	1	—	—	—
Realized gains (losses)		—	(10)	(2)	—	—	7	2	—	—
		78	(24)	(4)	(20)	58	8	2	6	64
Accumulated other comprehensive income (loss)		$(46)	(35)	(47)	12	$(34)	80	42	38	$4
Attributable to:
Common Shares		$(44)	—	—	—	$(105)	—	—	—	$4
Non-controlling interests		(2)	—	—	—	71	—	—	—	—
		$(46)	—	—	—	$(34)	—	—	—	$4
Item never reclassified to income
Employee defined benefit plan re-measurements	15(a)	—	7	2	5	—	22	6	16	—
Other comprehensive income		—	$(28)	$(45)	$17	—	$102	$48	$54	—